Unaudited Condensed Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Translation reserve CNY (¥)	Translation reserve USD ($)	Total U POWER LIMITED shareholders’ equity CNY (¥)	Total U POWER LIMITED shareholders’ equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)						¥ 319,775		¥ (107,917)				¥ 211,858		¥ 45,824		¥ 257,682
Balance (in Shares) | shares	[1]	500,000	500,000
Balance at Dec. 31, 2021						319,775		(107,917)				211,858		45,824		257,682
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	500,000	500,000
Consolidated net loss								(45,921)				(45,921)		(11,746)		(57,667)
Capital contribution														5,000		5,000
Balance at Dec. 31, 2022						319,775		(153,838)				165,937		39,078		205,015
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	500,000	500,000
Balance (in Dollars)						319,775		(153,838)				165,937		39,078		205,015
Balance (in Shares) | shares	[1]	500,000	500,000
Consolidated net loss								(19,338)				(19,338)		(6,128)		(25,466)	$ (3,587)
Issuance of ordinary shares						159,625						159,625				159,625
Issuance of ordinary shares (in Shares) | shares	[1]	743,140	743,140	743,140	743,140
Capital contribution from non-controlling shareholders														5,000		5,000
Other comprehensive income										446		446				446
Balance at Dec. 31, 2023						479,400		(173,176)		446		306,670		37,950		344,620
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	1,243,140	1,243,140
Balance (in Dollars)						479,400		(173,176)		446		306,670		37,950		344,620
Balance (in Shares) | shares	[1]	1,243,140	1,243,140
Consolidated net loss								(47,922)				(47,922)		(8,440)		(56,362)	(7,721)
Issuance of ordinary shares						49,276						49,276				49,276
Issuance of ordinary shares (in Shares) | shares	[1]	1,546,860	1,546,860	588,188	588,188
Investment Refund						(16,108)						(16,108)				(16,108)
Other comprehensive income										(446)		(446)				(446)
Balance at Dec. 31, 2024						512,568	$ 70,222	(221,098)	$ (30,290)			291,470	$ 39,932	29,510	$ 4,043	320,980	43,975
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	2,790,000	2,790,000	588,188	588,188
Balance (in Dollars)						512,568	70,222	(221,098)	(30,290)			291,470	39,932	29,510	4,043	320,980	43,975
Balance (in Shares) | shares	[1]	2,790,000	2,790,000	588,188	588,188
Consolidated net loss								(22,000)				(22,000)		(5,402)		(27,402)	(3,827)
Issuance of ordinary shares						33,395						33,395				33,395
Issuance of ordinary shares (in Shares) | shares	[1]	1,041,668	1,041,668
Balance at Jun. 30, 2025						545,963	76,213	(243,098)	(33,935)			302,865	42,278	24,108	3,365	326,973	45,643
Balance (in Shares) at Jun. 30, 2025 | shares	[1]	3,831,668	3,831,668	588,188	588,188
Balance (in Dollars)						¥ 545,963	$ 76,213	¥ (243,098)	$ (33,935)			¥ 302,865	$ 42,278	¥ 24,108	$ 3,365	¥ 326,973	$ 45,643
Balance (in Shares) | shares	[1]	3,831,668	3,831,668	588,188	588,188

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. During fiscal year 2024, the Company had issued 213,504,800 Ordinary Shares. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 3,378,188 as of December 31, 2024.